Supplementary Information to the Consolidated Statements of Loss (Details) - CAD ($)	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Exploration and evaluation	$ 1,809,381	$ 793,568
Administration	146,576	126,492
Employees [Member]
Statement [Line Items]
Exploration and evaluation	508,000	247,000
Administration	53,000	63,000
Total	$ 561,000	$ 310,000